Prospectus Supplement dated August 8, 2014
Prospectus Form #
Product Name	National	New York
Evergreen Essential Variable Annuity	45276 W (5/14)
Evergreen New Solutions Variable Annuity	45272 W (5/14)
Evergreen New Solutions Select Variable Annuity	45308 P (5/14)
Evergreen PathwaysSM Variable Annuity	45275 R (5/14)
Evergreen PathwaysSM Select Variable Annuity	45309 P (5/14)
Evergreen PrivilegeSM Variable Annuity	45277 R (5/14)
RiverSource® Innovations Classic Variable Annuity	45281 V (5/14)
RiverSource® FlexChoice Variable Annuity	45271 T (5/14)
RiverSource® Innovations Variable Annuity	45273 W (5/14)	45282 J (5/08)
RiverSource® New Solutions Variable Annuity	240355 W (5/14)
RiverSource® Signature Variable Annuity	43444 X (5/14)
RiverSource® Signature One Variable Annuity	240192 Y (5/14)
RiverSource® Pinnacle Variable Annuity	44179 X (5/14)
RiverSource® Galaxy Premier Variable Annuity	45211 W (5/14)
RiverSource® Personal Portfolio Plus2/ Personal Portfolio Variable Annuity		45066 N (1/07)
RiverSource® Personal Portfolio Plus[2] Personal Portfolio/Personal Portfolio Plus/Personal Portfolio Variable Annuity	37301 U (1/07)
RiverSource® Platinum Variable Annuity	43415 K (1/07)
RiverSource® Preferred Variable Annuity	40001 M (1/07)
RiverSource® Innovations Classic Select Variable Annuity	45312 P (5/14)
RiverSource® AccessChoice Select Variable Annuity	273416 R (5/14)
RiverSource® Endeavor Select Variable Annuity	273417 R (5/14)	273480 R (4/13)
RiverSource® Innovations Select Variable Annuity	45304 R (5/14)	45313 V (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 R (5/14)	274320 J (4/13)
RiverSource® Signature One Select Variable Annuity	45301 R (5/14)
RiverSource® Signature Select Variable Annuity	45300 R (5/14)
RiverSource® Builder Select Variable Annuity	45303 R (5/14)
RiverSource® Symphony Annuity	S-6402 P (5/00)	S-6226 L (5/00)
Wells Fargo Advantage® Variable Annuity	44223 X (5/14)
Wells Fargo Advantage® Builder Variable Annuity	44224 X (5/14)
Wells Fargo Advantage ChoiceSM Variable Annuity	45270 R (5/14)
Wells Fargo Advantage ChoiceSM Select Variable Annuity	45305 P (5/14)
Wells Fargo Advantage® Select Variable Annuity	45302 P (5/14)

This supplement describes proposed changes to certain variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective Aug. 8, 2014 the following changes are made to your contract and prospectus:

For all contracts stated above, except RiverSource® Innovations Select Variable Annuity (National and New York), RiverSource® FlexChoice Select Variable Annuity (National and New York), RiverSource® Signature One Select Variable Annuity, RiverSource®

Signature Select Variable Annuity and RiverSource® Builder Select Variable Annuity, the section entitled “The Retirement Date” in your prospectus is deleted in its entirety and replaced with the following:

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

The retirement date must be:

•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed upon by us.

Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can also choose to delay the retirement start date of your contract beyond age 95 indefinitely, to the extent allowed by applicable state law and tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new retirement start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

For RiverSource® Innovations Select Variable Annuity (National and New York), RiverSource® FlexChoice Select Variable Annuity (National and New York), RiverSource® Signature One Select Variable Annuity, RiverSource® Signature Select Variable Annuity and RiverSource® Builder Select Variable Annuity, the section entitled “The Annuitization Start Date – Original Contract” in your prospectus is deleted in its entirety and replaced with the following:

THE ANNUITIZATION START DATE

Original Contract:

Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the annuitization start date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all annuititzation dates are now automatically set to the maximum age of 95 now in effect. You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.

Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable state law and tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

47276-1 A (8/14)